                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
               (Address of principal executive offices) (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                      AIG SunAmerica Asset Management Corp.
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

Item 1. Reports to Stockholders

SunAmerica Senior Floating Rate Fund, Inc. Annual report at December 31, 2004.

                                    [GRAPHIC]


  SunAmerica

                           THE RETIREMENT SPECIALIST
                                                      Senior Floating Rate Fund

                2004 ANNUAL REPORT


                                                    [LOGO] AIG Sun America
                                                               Mutual Funds

                        Table of Contents

          PRESIDENT'S LETTER.....................................  1
          SENIOR FLOATING RATE FUND REVIEW.......................  2
          STATEMENT OF ASSETS AND LIABILITIES....................  3
          STATEMENT OF OPERATIONS................................  4
          STATEMENT OF CHANGES IN NET ASSETS.....................  5
          STATEMENT OF CASH FLOWS................................  6
          FINANCIAL HIGHLIGHTS...................................  7
          PORTFOLIO OF INVESTMENTS............................... 12
          NOTES TO FINANCIAL STATEMENTS.......................... 17
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM 23
          DIRECTORS AND OFFICERS INFORMATION..................... 24

              December 31, 2004                                    ANNUAL REPORT

              President's Letter

Dear Shareholder;

   We are pleased to present you with the annual report for the SunAmerica Senior Floating Rate Fund.

   During 2004, the Fund benefited from a combination of improving credit fundamentals and investments in several industry sectors that had become undervalued. As anticipated, when conditions within these industries began to improve, many bank loan prices in these industries also rose. A long anticipated increase in interest rates also fueled the market. This was precipitated by two notable changes in economic data: improvement in domestic employment numbers and a spike in inflation. On June 30/th/, 2004, the Federal Open Market Committee raised the Federal Funds rate 25 basis points, the first of several through year-end.

   The Fund continued to pursue credit analysis practices that enabled it to uncover important trends in the bank loan market early on, thus capturing more incremental gains when conditions to do so were present. In all, the Fund had a solid year.

   We wish you all the best in 2005 and thank you for your continued interest in the SunAmerica Senior Floating Rate Fund.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President
AIG SunAmerica Asset Management Corp.



--------
Past performance is no guarantee of future results.

        SunAmerica Senior Floating Rate Fund

Chris Jansen and Team, Portfolio Managers
Stanfield Capital Partners, LLC

   In the twelve-month period from January 1 to December 31, 2004, the bank loan market benefited from the strengthening economy and lower forecasted defaults. Credit fundamentals of companies issuing loans improved throughout the year and demand for bank loan investing grew. On June 30/th/, 2004, the Federal Open Market Committee instituted a 25 basis point hike in the Fed Funds rate -- the first increase since May 2000. This marked the beginning of an incremental rate increase that led to an overall 125 basis point rise in the Fed Funds rate by year-end. Anticipating these market conditions, we made opportunistic purchases for the Fund, and loans within the portfolio generally experienced price increases.

   The performance of the Fund also benefited from specific sector and security selection. For example, investments in Utilities and Broadcasting & Entertainment outperformed in the fourth quarter and the Fund saw strong returns from these areas. Both sectors continued their rebound after being undervalued due to sector concerns. We saw gains in our holdings in NTL, a European cable provider, and Century Cable, the Adelphia subsidiary we have held during Adelphia's bankruptcy. The Fund also benefited from a position in a West Coast based energy producer, Calpine. This volatile credit quality of Calpine improved due to increased comfort with the company's liquidity situation. Positions in Pan Am Sat (a satellite company) and Invensys (a diversified industrial equipment manufacturer) also appreciated.

   Poor performing issuers included Atkins, a low carb food manufacturer dealing with liquidity problems due to poor order levels. Also, Grand Vehicle Works, an automotive supplier to specialty markets, was recently buffeted by concerns over high metals prices.

   Healthcare and Broadcasting & Entertainment continued to be the Fund's largest holdings, representing 8.7% and 8.3% of the portfolio, respectively.


--------
The Fund is not a money market fund and its net asset value may fluctuate. Investments in Loans involve certain risks including nonpayment of principal and interest; collateral impairment; nondiversification and borrower industry concentration; and lack of liquidity, which may impair the Fund's ability to obtain full value for Loans sold. The fund may invest all or substantially all of its assets in Loans or other securities that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the Loan or bankruptcy of the borrower. The value of these Loans is subject to a greater degree of volatility in response to interest rate fluctuations.

Past performance is no guarantee of future results.

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2004

ASSETS:
Long-term investment securities, at value (unaffiliated)*......... $211,295,346
Short-term investment securities, at value*.......................   22,516,667
                                                                   ------------
  Total investments...............................................  233,812,013
Cash..............................................................    1,989,211
Receivable for:
  Fund shares sold................................................      171,282
  Dividends and interest..........................................    1,293,532
  Investments sold................................................    1,529,729
Prepaid expenses and other assets.................................       22,171
Due from investment adviser for expense reimbursements/fee waivers       87,519
Due from distributor for fee waivers..............................       42,843
                                                                   ------------
  Total assets....................................................  238,948,300
                                                                   ------------
LIABILITIES:
Payable for:
  Fund shares repurchased.........................................    6,634,700
  Investments purchased...........................................    1,584,677
  Investment advisory and management fees.........................      166,415
  Distribution and service maintenance fees.......................      128,533
  Administration fees.............................................       78,313
  Directors' fees and expenses....................................        7,292
  Other accrued expenses..........................................      123,515
Dividends payable.................................................      257,325
Commitments (Note 10).............................................           --
                                                                   ------------
  Total liabilities...............................................    8,980,770
                                                                   ------------
   Net assets..................................................... $229,967,530
                                                                   ============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $.01............................... $    244,312
Additional paid-in capital........................................  257,543,377
                                                                   ------------
                                                                    257,787,689
Accumulated undistributed net investment income (loss)............      (47,153)
Accumulated undistributed net realized gain (loss) on investments.  (27,711,807)
Unrealized appreciation (depreciation) on investments.............      (61,199)
                                                                   ------------
Net assets........................................................ $229,967,530
                                                                   ============

                                                              Class A    Class B     Class C      Class D
NET ASSET VALUES:                                             -------- ----------- ------------ ------------
Net assets................................................... $224,431 $27,529,959 $174,583,309 $ 27,629,831
Shares outstanding...........................................   23,839   2,924,770   18,547,365    2,935,242
Net asset value, offering and repurchase price per share
 (excluding any applicable contingent deferred sales charges) $   9.41 $      9.41 $       9.41 $       9.41
                                                              ======== =========== ============ ============
*COST
  Long-term investment securities (unaffiliated).............................................   $211,356,545
                                                                                                ============
  Short-term investment securities...........................................................   $ 22,516,667
                                                                                                ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF OPERATIONS -- For the year ended December 31, 2004


INVESTMENT INCOME:
Interest (unaffiliated)........................................................... $ 8,514,824
Dividends (unaffiliated)..........................................................     213,065
Facility and other fee income (Note 2)............................................     687,968
                                                                                   -----------
   Total investment income........................................................   9,415,857
                                                                                   -----------
EXPENSES:
Investment advisory and management fees...........................................   1,663,171
Administration fees...............................................................     781,306
Distribution and service maintenance fees:
  Class A.........................................................................         342
  Class B.........................................................................     205,829
  Class C.........................................................................   1,108,580
Transfer agent fees and expenses:
  Class A.........................................................................       1,453
  Class B.........................................................................      23,603
  Class C.........................................................................      76,597
  Class D.........................................................................       7,925
Registration fees:
  Class A.........................................................................       8,723
  Class B.........................................................................       2,480
  Class C.........................................................................      13,700
  Class D.........................................................................       8,620
Accounting service fees...........................................................      59,160
Custodian fees....................................................................      73,402
Reports to shareholders...........................................................     106,010
Audit and tax fees................................................................      91,698
Legal fees........................................................................     120,955
Directors' fees and expenses......................................................      35,010
Interest expense..................................................................         109
Other expenses....................................................................      77,446
                                                                                   -----------
   Total expenses before fee waivers, expense reimbursements and custody credits..   4,466,119
   Fees waived and expenses reimbursed by investment adviser and distributor......  (1,136,934)
   Custody credits earned on cash balances........................................      (6,425)
                                                                                   -----------
   Net expenses...................................................................   3,322,760
                                                                                   -----------
Net investment income (loss)......................................................   6,093,097
                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)............................  (1,564,659)
Change in unrealized appreciation (depreciation) on investments...................   2,996,261
                                                                                   -----------
Net realized and unrealized gain (loss) on investments............................   1,431,602
                                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $ 7,524,699
                                                                                   ===========

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CHANGES IN NET ASSETS


                                                                                         For the year  For the year
                                                                                            ended         ended
                                                                                         December 31,  December 31,
                                                                                             2004          2003
                                                                                         ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss).......................................................... $  6,093,097  $  5,512,446
  Net realized gain (loss) on investments (unaffiliated)................................   (1,564,659)   (5,464,399)
  Net unrealized gain (loss) on investments (unaffiliated)..............................    2,996,261    13,022,369
                                                                                         ------------  ------------
Increase (decrease) in net assets resulting from operations.............................    7,524,699    13,070,416
                                                                                         ------------  ------------

Distributions To Shareholders From:
  Net investment income (Class A).......................................................       (4,667)           --
  Net investment income (Class B).......................................................     (837,534)   (1,250,414)
  Net investment income (Class C).......................................................   (4,536,155)   (3,676,409)
  Net investment income (Class D).......................................................     (729,045)     (636,830)
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (6,107,401)   (5,563,653)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 3) $ 84,890,736  $  3,107,689
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   86,308,034    10,614,452
NET ASSETS:
Beginning of period.....................................................................  143,659,496   133,045,044
                                                                                         ------------  ------------
End of period+.......................................................................... $229,967,530  $143,659,496
                                                                                         ============  ============
+Includes undistributed net investment income (loss).................................... $    (47,153) $    (32,849)
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CASH FLOWS -- For the year ended December 31, 2004

INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
Net increase in net assets from operations.................................................................. $   7,524,699

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
  Purchase of loans.........................................................................................  (236,656,917)
  Proceed from loans sold...................................................................................    41,929,953
  Loan principal paydowns...................................................................................   107,879,052
  Purchases -- funding fees.................................................................................        83,241
  Purchase of short-term securities, net....................................................................    (3,714,449)
  Accretion of facility fee income..........................................................................      (307,440)
  Increase in dividends and interest receivable.............................................................      (638,117)
  Decrease in receivables for securities sold...............................................................       974,646
  Decrease in amount due from investment adviser............................................................         3,350
  Increase in amount due from distributor...................................................................       (15,876)
  Increase in other assets..................................................................................       (22,171)
  Increase in payable for securities purchased..............................................................     1,584,677
  Increase in payable to the adviser........................................................................        63,224
  Decrease in other liabilities.............................................................................       (52,785)
  Unrealized appreciation on securities.....................................................................    (2,996,261)
  Net realized loss from investments........................................................................     1,564,659
                                                                                                             -------------
Net cash used by operating activities....................................................................... $ (82,796,515)
                                                                                                             -------------
Cash flows from financing activities:
Proceeds from shares sold...................................................................................   129,381,069
Payment on shares repurchased...............................................................................   (44,251,335)
Cash dividends paid (not including reinvested dividends of $3,958,271)......................................    (2,010,366)
                                                                                                             -------------
Net cash provided by financing activities................................................................... $  83,119,368
                                                                                                             -------------
Net increase in cash........................................................................................       322,853
Cash balance at beginning of period.........................................................................     1,666,358
                                                                                                             -------------
Cash balance at end of period............................................................................... $   1,989,211
                                                                                                             =============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS

                                                                                  Class A
                                                                                -----------
                                                                                  For the
                                                                                period from
                                                                                 4/28/04*
                                                                                  through
                                                                                 12/31/04
                                                                                -----------
Net Asset Value, Beginning of Period...........................................   $ 9.42
Investment Operations:
Net investment income (loss)@..................................................     0.22
Net realized and unrealized gain (loss) on investments.........................    (0.01)
                                                                                  ------
  Total from investment operations.............................................     0.21
                                                                                  ------
Distributions:
Dividends from net investment income...........................................    (0.22)
                                                                                  ------
Net Asset Value, End of Period.................................................   $ 9.41
                                                                                  ------
Total Return(1)................................................................     2.22%
Ratios/Supplemental Data
Net assets, end of period ($000's).............................................   $  224
Ratio of net expenses to average net assets....................................     1.45%#
Ratio of net investment income to average net assets...........................     3.44%#
Portfolio turnover rate........................................................       24%
Expense ratio before waiver of fees and reimbursement of expenses..............     9.31%#
Net investment income ratio before waiver of fees and reimbursement of expenses    (4.42)%#

--------
*  Inception date of class
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                 Class B
                                              ---------------------------------------------
                                                Year     Year     Year     Year      Year
                                               ended    ended    ended    ended      ended
                                              12/31/04 12/31/03 12/31/02 12/31/01  12/31/00*
                                              -------- -------- -------- --------  ---------
Net Asset Value, Beginning of Period......... $  9.33  $  8.78  $  9.03  $  9.64    $  9.98
Investment Operations:
Net investment income (loss).................    0.29@    0.40@    0.40@    0.58@      0.75
Net realized and unrealized gain (loss) on
 investments.................................    0.08     0.54    (0.26)   (0.60)     (0.33)
                                              -------  -------  -------  -------    -------
 Total from investment operations............    0.37     0.94     0.14    (0.02)      0.42
                                              -------  -------  -------  -------    -------
Distributions:
Dividends from net investment income.........   (0.29)   (0.39)   (0.39)   (0.59)     (0.76)
                                              -------  -------  -------  -------    -------
Net Asset Value, End of Period............... $  9.41  $  9.33  $  8.78  $  9.03    $  9.64
                                              -------  -------  -------  -------    -------
Total Return(1)..............................    3.97%   10.95%    1.54%   (0.41)%     4.61%
Ratios/Supplemental Data
Net assets, end of period ($000's)........... $27,530  $26,565  $31,906  $42,335    $50,966
Ratio of net expenses to average net assets..    1.75%    1.54%    1.45%    1.45%      1.42%
Ratio of net investment income to average
 net assets..................................    3.04%    4.35%    4.42%    6.23%      7.85%
Portfolio turnover rate......................      24%      75%     112%      69%        41%
Expense ratio before waiver of fees and
 reimbursement of expenses...................    2.38%    2.57%    2.51%    2.47%      2.31%
Net investment income ratio before waiver of
 fees and reimbursement of expenses..........    2.41%    3.33%    3.36%    5.21%      6.96%

--------
@  Calculated based upon average shares outstanding.
* The financial statements of the Fund for the period ended 12/31/00 were audited by other independent auditors whose report dated February 23, 2001 expressed an unqualified opinion on the statements.
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                             Class C
                                                        ------------------------------------------------
                                                          Year      Year      Year      Year      Year
                                                         ended     ended     ended     ended      ended
                                                        12/31/04  12/31/03  12/31/02  12/31/01  12/31/00*
                                                        --------  --------  -------- --------   ---------
Net Asset Value, Beginning of Period................... $   9.33  $   8.78  $  9.03  $   9.64   $   9.98
Investment Operations:
Net investment income (loss)...........................     0.28@     0.38@    0.40@     0.57@      0.76
Net realized and unrealized gain (loss) on investments.     0.09      0.56    (0.27)    (0.60)     (0.33)
                                                        --------  --------  -------  --------   --------
 Total from investment operations......................     0.37      0.94     0.13     (0.03)      0.43
                                                        --------  --------  -------  --------   --------
Distributions:
Dividends from net investment income...................    (0.29)    (0.39)   (0.38)    (0.58)     (0.77)
                                                        --------  --------  -------  --------   --------
Net Asset Value, End of Period......................... $   9.41  $   9.33  $  8.78  $   9.03   $   9.64
                                                        --------  --------  -------  --------   --------
Total Return(1)........................................     3.97%    10.92%    1.47%    (0.45)%     4.60%
Ratios/Supplemental Data
Net assets, end of period ($000's).....................  174,583  $103,726  $86,101  $140,664   $227,662
Ratio of net expenses to average net assets............     1.75%     1.59%    1.50%     1.50%      1.43%
Ratio of net investment income to average net assets...     3.06%     4.22%    4.33%     6.28%      7.85%
Portfolio turnover rate................................       24%       75%     112%       69%        41%
Expense ratio before waiver of fees and reimbursement
 of expenses...........................................     2.35%     2.51%    2.48%     2.52%      2.32%
Net investment income ratio before waiver of fees and
 reimbursement of expenses.............................     2.46%     3.31%    3.36%     5.26%      6.96%

--------
@  Calculated based upon average shares outstanding.
* The financial statements of the Fund for the period ended 12/31/00 were audited by other independent auditors whose report dated
   February 23, 2001 expressed an unqualified opinion on the statements.
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                                       Class D
                                                                                      ---------------------------------------
                                                                                                                 For the period
                                                                                        Year     Year     Year     05/02/01*
                                                                                       ended    ended    ended      through
                                                                                      12/31/04 12/31/03 12/31/02    12/31/01
                                                                                      -------- -------- -------- --------------
Net Asset Value, Beginning of Period................................................. $  9.33  $  8.78  $  9.03     $  9.46
Investment Operations:
Net investment income (loss)@........................................................    0.33     0.43     0.43        0.35
Net realized and unrealized gain (loss) on investments...............................    0.08     0.54    (0.27)      (0.42)
                                                                                      -------  -------  -------     -------
 Total from investment operations....................................................    0.41     0.97     0.16       (0.07)
                                                                                      -------  -------  -------     -------
Distributions:
Dividends from net investment income.................................................   (0.33)   (0.42)   (0.41)      (0.36)
                                                                                      -------  -------  -------     -------
Net Asset Value, End of Period....................................................... $  9.41  $  9.33  $  8.78     $  9.03
                                                                                      -------  -------  -------     -------
Total Return(1)......................................................................    4.49%   11.28%    1.72%      (0.79)%
Ratios/Supplemental Data
Net assets, end of period ($000's)................................................... $27,630  $13,369  $15,037     $26,372
Ratio of net expenses to average net assets..........................................    1.25%    1.25%    1.25%       1.25%#
Ratio of net investment income to average net assets.................................    3.60%    4.63%    4.58%       5.66%#
Portfolio turnover rate..............................................................      24%      75%     112%         69%
Expense ratio before waiver of fees and reimbursement of expenses....................    1.62%    1.86%    1.77%       2.27%#
Net investment income ratio before waiver of fees and reimbursement of expenses......    3.23%    4.02%    4.06%       4.64%#

--------
*  Inception date of class
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO PROFILE -- December 31, 2004 -- (unaudited)

          INDUSTRY ALLOCATION*

          Registered Investment Companies.....................   9.79%
          Healthcare, Education and Childcare.................   8.65%
          Broadcasting & Entertainment........................   8.30%
          Automobile..........................................   7.66%
          Containers, Packaging and Glass.....................   7.20%
          Chemicals, Plastics and Rubber......................   7.08%
          Telecommunications..................................   6.23%
          Beverage, Food & Tobacco............................   5.84%
          Home and Office Furnishings, Housewares and Durables   4.77%
          Printing and Publishing.............................   4.09%
          Leisure, Amusement, Entertainment...................   3.57%
          Buildings & Real Estate.............................   3.47%
          Utilities...........................................   3.46%
          Electronics.........................................   3.19%
          Hotels, Motels, Inns and Gaming.....................   3.15%
          Retail Stores.......................................   2.96%
          Diversified/Conglomerate Manufacturing..............   2.76%
          Personal and Nondurable Consumer Products...........   2.05%
          Diversified/Conglomerate Service....................   1.92%
          Cargo Transport.....................................   1.47%
          Oil and Gas.........................................   1.36%
          Ecological..........................................   0.86%
          Textiles and Leather................................   0.66%
          Farming and Agriculture.............................   0.41%
          Mining, Steel, Iron and Nonprecious Metals..........   0.41%
          Personal, Goods and Misc. Services..................   0.36%
                                                               ------
                                                               101.67%
                                                               ======


                            CREDIT QUALITY+#

                            BBB.............   0.81%
                            BBB-............   0.24%
                            BB+.............  10.12%
                            BB..............  15.53%
                            BB-.............  14.41%
                            B+..............  30.47%
                            B...............  15.01%
                            B-..............   5.87%
                            CCC+............   0.38%
                            D...............   0.45%
                            Not Rated@......   6.71%
                                             ------
                                             100.00%
                                             ======

--------
*  Calculated as a percentage of Net Assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2004

                                                           Ratings/(1)/
                                                           -----------
                                                                         Interest  Maturity  Principal    Value
         Industry Description                  Type        Moody's  S&P    Rate    Date/(2)/  Amount     (Note 2)
-------------------------------------------------------------------------------------------------------------------
LOANS/(3)(4) /-- 91.78%
Automobile -- 7.66%
  AM General, LLC....................... BTL-B               B1     B+  6.57-6.99% 11/01/11  $1,000,000 $ 1,025,000
  Collins & Aikman Products Co.......... Tranche B1          B1     B+     6.34     9/01/11     816,667     819,389
  Collins & Aikman Products Co.......... Revolver            B1     B+     5.99     9/01/09     347,953     349,693
  Grand Vehicle Works Holding Corp.@.... 2nd Lien            B3     B-     7.92     7/23/11   2,000,000   1,900,000
  Grand Vehicle Works Holding Corp.@.... BTL-B               B2     B+  4.92-5.42   7/23/10     995,000     975,100
  Intermet Corp.(6)..................... BTL-B              Caa1     D  7.88-10.50  3/31/09     997,571     940,210
  Key Automotive Group.................. BTL-B               B1     BB- 5.20-7.25   6/25/09   1,802,131   1,829,163
  Metaldyne Co., LLC.................... BTL-D               B2     BB-    6.56    12/31/09   1,994,981   1,987,293
  Plastech Engineered Products, Inc..... 2nd Lien            B1      B     6.88     3/31/11   1,000,000   1,010,000
  Polypore, Inc......................... BTL                 B1      B     4.67    11/12/11   1,194,000   1,211,910
  Tenneco Automotive, Inc............... BTL-B               B1     B+     5.41    12/12/10     682,759     695,845
  Tenneco Automotive, Inc............... BTL-B1              B1     B+     5.28    12/17/10     310,345     316,293
  TRW Automotive Acquisitions Corp...... BTL-A1             Ba2     BB+    3.63     2/28/09   1,200,000   1,203,000
  TRW Automotive Acquisitions Corp...... BTL-D1             Ba2     BB+    4.13     2/28/11   1,035,451   1,045,288
  TRW Automotive Acquisitions Corp...... BTL-E              Ba2     BB+    3.88    10/31/10   1,500,000   1,507,970
  United Components, Inc................ BTL-C               B1     BB-    4.78     6/30/10     773,333     783,967
                                                                                                        -----------
                                                                                                         17,600,121
                                                                                                        -----------
Beverage, Food and Tobacco -- 5.84%
  Atkins Nutritionals, Inc.............. 1st Lien            B2     B+     7.67    10/29/09     930,000     834,675
  Atkins Nutritionals, Inc.............. 2nd Lien            B3     B-    10.17    10/29/09   1,000,000     676,250
  Commonwealth Brands, Inc.............. BTL                 B1     BB-    5.69     8/28/07     728,334     738,349
  Dole Food Co., Inc.................... BTL-D              Ba3     BB  4.31-6.50   9/28/08     158,516     161,389
  Dole Food Co., Inc.................... Incremental BTL    Ba3     BB  4.19-6.50   9/28/08     485,714     494,518
  Dole Holding Co., LLC................. 2nd Lien            B3      B     7.00     7/22/10   1,500,000   1,537,032
  Keystone Foods Holdings, LLC.......... BTL                Ba3     B+  4.44-4.81   6/16/11   1,407,476   1,422,431
  Merisant Co........................... BTL-B               B1     B+     4.88     1/11/10     747,129     750,865
  Nash Finch Co. ....................... BTL                 B1     B+     4.69    11/12/10   1,000,000   1,013,125
  NBTY, Inc............................. BTL-C              Ba2     BB     4.38     3/15/07   1,034,267   1,045,041
  NeIIson Nutraceutical, Inc............ BTL                 B1     B+     9.25    10/04/09   1,802,016   1,736,693
  Pierre Foods, Inc..................... BTL-B               B1     B+     4.48     6/30/10     945,698     955,942
  Pinnacle Foods Holdings............... Delay Draw          B1     B+     4.76    10/25/10   2,071,844   2,072,275
                                                                                                        -----------
                                                                                                         13,438,585
                                                                                                        -----------
Broadcasting and Entertainment -- 8.30%
  Cebridge Connections, Inc.@........... 1st Lien            NR     NR  5.24-7.50   2/23/09     694,750     696,053
  Cebridge Connections, Inc.@........... 2nd Lien            NR     NR  8.00-8.60   2/23/10   1,290,250   1,290,250
  Century Cable Holdings, LLC @(6)...... Discretionary BTL   NR     NR     7.25    12/31/09   2,500,000   2,483,855
  Century -- TCI California, LP@(6)..... Revolver            NR     NR     5.25    12/31/07   1,000,000     999,375
  Charter Communications Operating, LLC. BTL-B               B2      B     5.38     4/27/11   2,487,500   2,492,681
  DIRECTV Holdings, LLC................. BTL-B2             Ba2     BB  4.39-4.41   3/06/10   2,064,796   2,092,154
  Insight Midwest Holdings, LLC......... BTL-B              Ba3     BB+    5.19    12/31/09     990,000   1,007,050
  PANAMSAT Corp......................... BTL-B               B1     BB+    5.16     8/20/11   4,466,114   4,497,051
  Sinclair Broadcast Group, Inc......... BTL-A              Ba2     BB     4.17     6/30/09   2,750,000   2,768,906
  Sinclair Broadcast Group, Inc......... BTL-C              Ba2     BB     4.17    12/31/09     750,000     758,125
                                                                                                        -----------
                                                                                                         19,085,500
                                                                                                        -----------
Buildings & Real Estate -- 3.47%
  Builders Firstsource, Inc............. BTL-A               B1     B+     5.42     2/25/10   1,488,750   1,505,498
  Crescent Real Estate Funding XII, LP.. BTL                 NR     BB+    4.53     1/12/06     509,078     514,010
  General Growth Properties, Inc........ BTL-A              Ba2     BB+    4.53    11/12/07   2,500,000   2,502,273
  General Growth Properties, Inc........ BTL-B              Ba2     BB+    4.53    11/12/08   1,000,000   1,004,006
  PGT Industries, Inc.@................. BTL-A               B1      B  5.13-5.42   1/29/10     971,000     986,172
  Ply Gem Industries, Inc............... BTL                 B1     B+  5.06-5.28   2/27/11   1,265,438   1,280,465
  Ply Gem Industries, Inc............... CND TL              B1     B+  5.06-5.28   2/27/11     185,813     188,019
                                                                                                        -----------
                                                                                                          7,980,443
                                                                                                        -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2004 -- (continued)

                                                          Ratings/(1)/
                                                          -----------
                                                                        Interest  Maturity  Principal    Value
             Industry Description                 Type    Moody's  S&P    Rate    Date/(2)/  Amount     (Note 2)
------------------------------------------------------------------------------------------------------------------
Cargo Transport -- 1.47%
  Moran Transportation Co.@.................... BTL         B1     BB-   5.06%     8/08/09  $  985,000 $   996,081
  Pacer International, Inc..................... BTL         B1     BB- 4.06-5.06   6/10/10   1,207,843   1,225,206
  United States Shipping, LLC.................. BTL         Ba3    BB-    4.56     4/30/10   1,149,519   1,162,451
                                                                                                       -----------
                                                                                                         3,383,738
                                                                                                       -----------
Chemicals, Plastics and Rubber -- 7.08%
  Brenntag AG.................................. BTL-B2      B1     BB-    4.73     3/02/12   1,500,000   1,513,000
  Celanese Americas Corp....................... BTL-C       B2     B-     6.06     4/06/11   1,000,000   1,013,750
  Celanese Americas Corp....................... BTL         Ba3    B+     4.81     4/06/11     997,500   1,008,722
  Cognis Deutschland Eins GMBH................. 2nd Lien    B2      B     7.22    11/15/13   1,500,000   1,560,625
  Hercules, Inc................................ BTL-B       Ba1    BB  3.97-4.31  10/08/10     893,250     900,508
  Huntsman International, LLC.................. BTL-B       B1      B     4.94    12/31/10   2,707,862   2,742,387
  Kosa B.V..................................... BTL-B1      Ba3    BB     5.31     4/29/11   1,345,765   1,370,998
  Kosa B.V..................................... BTL-B2      Ba3    BB     5.31     4/29/11     607,176     618,561
  Resolution Specialty Materials, LLC.......... BTL         NR     B+     5.13     8/02/10   2,000,000   2,033,126
  Rockwood Specialties Group, Inc.............. BTL-D       B1     B+     4.38     7/30/12   2,000,000   2,015,468
  Wellman, Inc................................. 2nd Lien    B2     B-     8.91     2/10/10   1,000,000   1,003,333
  Westlake Chemical Corp....................... BTL-B       Ba1    BB+ 4.27-6.50   7/31/10     502,500     509,095
                                                                                                       -----------
                                                                                                        16,289,573
                                                                                                       -----------
Containers, Packaging and Glass -- 7.20%
  Appleton Papers, Inc......................... BTL         Ba3    BB  4.33-4.79   6/11/10   1,119,375   1,133,647
  Berry Plastics Corp.......................... BTL-C       B1     B+     4.22     7/22/10   1,306,907   1,324,877
  Boise Cascade Corp........................... BTL-B       Ba3    BB     4.47    10/28/11   1,756,688   1,780,232
  Boise Cascade Corp........................... BTL-C       Ba3    BB     4.47    10/29/10   1,618,313   1,623,931
  Constar International, Inc.(5)............... BTL-B       B2     BB-    7.06    11/20/09     812,937     832,584
  Constar International, Inc................... Revolver    B2     BB-    6.22    11/20/07     166,667     160,000
  Constar International, Inc................... 2nd Lien    B2      B    10.56    12/23/10   1,000,000   1,035,000
  Graham Packaging Co., LP..................... Tranche B   B2      B  4.88-6.25  10/07/11   2,500,000   2,537,053
  Graphic Packaging International, Inc......... BTL-C       B1     B+  4.51-4.92   8/08/10   1,368,823   1,394,317
  Owens-Illinois Group, Inc.................... BTL-A       B1     BB-    4.95     4/01/07     684,735     697,788
  Owens-Illinois Group, Inc.................... BTL-B1      B1     BB-    5.17     4/01/08     674,932     688,712
  Precise Technology, Inc.@.................... 1st Lien    B1     B+     5.56     3/25/11     744,375     749,260
  Precise Technology, Inc.@.................... 2nd Lien    B2     B-     8.56     3/25/11     500,000     501,250
  Ranpak Corp.@................................ BTL-B       B3      B  6.15-12.00  5/26/10     770,993     771,957
  Waddington North America, Inc.@.............. BTL-B       B1      B  4.98-5.31   4/07/11   1,358,000   1,317,260
                                                                                                       -----------
                                                                                                        16,547,868
                                                                                                       -----------
Diversified/Conglomerate Manufacturing -- 2.76%
  Colfax Corp.@................................ BTL-B       Ba3    BB-    4.81     5/30/09     675,000     681,750
  Enersys Capital, Inc......................... BTL         Ba3    BB  3.92-4.54   3/17/11     597,000     606,142
  Invensys International Holdings, Ltd......... BTL-B1      Ba3    B+     5.48     9/05/09   3,250,121   3,302,936
  Invensys International Holdings, Ltd......... 2nd Lien    B1     B-     6.76    12/05/09   1,712,329   1,763,699
                                                                                                       -----------
                                                                                                         6,354,527
                                                                                                       -----------
Diversified/Conglomerate Service -- 1.92%
  Bridge Information Systems, Inc. + @(7)...... BTL-B       NR     NR     4.00     5/29/05     521,115      23,450
  Coinstar, Inc................................ BTL         Ba3    BB- 4.29-6.50   7/07/11     883,374     898,833
  lnfoUSA, Inc.@............................... BTL         Ba3    BB     5.06     3/25/09     875,000     883,750
  NES Rentals Holdings, Inc.................... 2nd Lien    B3      B  8.35-10.25  6/30/09   1,496,250   1,507,472
  Syniverse Holding, LLC....................... BTL-B       Ba3    BB- 5.40-5.56  12/31/10   1,097,280   1,108,939
                                                                                                       -----------
                                                                                                         4,422,444
                                                                                                       -----------
Ecological -- 0.86%
  Allied Waste North America, Inc.............. BTL-B       B1     BB  4.95-5.24   1/15/10     830,662     843,945
  Allied Waste North America, Inc.............. BTL-D       B1     BB     4.54     1/15/10     981,531     995,457
  Allied Waste North America, Inc.............. Tranche A   B1     BB     4.59     1/15/10     141,429     143,329
                                                                                                       -----------
                                                                                                         1,982,731
                                                                                                       -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2004 -- (continued)

                                                                         Ratings/(1)/
                                                                         ------------
                                                                                       Interest  Maturity  Principal    Value
                    Industry Description                         Type    Moody's S&P     Rate    Date/(2)/  Amount     (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
Electronics -- 3.19%
  Amkor Technology, Inc...................................... BTL          B1     B+    6.56%    10/27/10  $1,000,000 $ 1,045,417
  Fairchild Semiconductor Corp............................... BTL          Ba3   BB-     4.75     6/19/08   1,477,500   1,497,355
  Seagate Technology Holdings, Inc........................... BTL-B        Ba1   BB+     4.31     5/13/07   1,402,806   1,427,136
  UGS Corp................................................... BTL-B        B1     B+     4.67     5/27/11   1,791,000   1,821,223
  VUTEk, Inc.@............................................... BTL          B1     B+     1.75     6/25/10   1,560,000   1,556,100
                                                                                                                      -----------
                                                                                                                        7,347,231
                                                                                                                      -----------
Farming and Agriculture -- 0.41%
  AGCO Corp.................................................. BTL          Ba1   BB+  4.47-4.55   1/31/06     918,167     935,096
                                                                                                                      -----------
Healthcare, Education and Childcare -- 8.65%
  Accredo Health, Inc........................................ BTL-B        Ba2    BB     4.23     6/30/11   1,492,500   1,504,627
  Community Health Systems, Inc.............................. BTL          Ba3   BB-     4.15     8/19/11   1,325,428   1,337,751
  Concentra Operating Corp................................... BTL          B1     B+  4.88-5.10   6/30/10     992,512   1,003,264
  Conmed Corp................................................ BTL-C        Ba3   BB-  4.66-5.01  12/15/09     987,001     998,722
  Connecticare Capital, LLC@................................. BTL          B1     NR     6.17    10/30/09     887,500     891,937
  Cooper Companies, Inc...................................... BTL-B        Ba3    BB     4.19    11/15/11   1,000,000   1,014,687
  Dade Behring, Inc.......................................... BTL-B        Ba3    BB     4.31    10/03/08     348,129     349,869
  Da Vita, Inc............................................... BTL-B        Ba2    BB  3.98-4.78   3/31/09   1,967,677   1,974,880
  Hanger Orthopedic Group, Inc............................... BTL-B        B2     B      6.06     9/30/09     987,500     998,609
  Insight Health Services Acquisition Corp................... BTL-B        B1     B      6.31    10/17/08     967,487     976,255
  Magellan Health Services, Inc.............................. BTL          B1     B+     4.74     8/15/08     472,222     479,010
  Magellan Health Services, Inc.............................. LOC          B1     B+     1.72     8/15/08     277,778     281,771
  Medco Health Solutions, Inc................................ BTL          Ba1   BBB  2.76-3.72   3/26/09   1,696,429   1,708,444
  Multiplan, Inc............................................. BTL          NR     B+     5.31     3/04/09   1,333,333   1,348,333
  Quintiles Transnational Corp............................... BTL          B1    BB-  6.67-6.81   9/25/09     987,500   1,006,016
  Team Health, Inc.@......................................... BTL-B        NR     B+     5.81     3/23/11   1,985,000   1,993,684
  Vanguard Health Systems, Inc............................... Tranche 1    B2     B      5.31     9/30/11     997,500   1,014,956
  Youth and Family Centered Services, Inc.................... BTL-B        B2     B+  5.94-8.00   5/28/11     997,500     999,994
                                                                                                                      -----------
                                                                                                                       19,882,809
                                                                                                                      -----------
Home and Office Furnishings, Housewares and Durables -- 4.77%
  Buhrmann U.S., Inc......................................... BTL-C1       Ba3   BB-     4.94    12/31/10   1,732,544   1,757,991
  Hillman Group, Inc.@....................................... BTL-B        B2     B   5.50-7.50   3/31/11     827,083     836,905
  Holmes Group, Inc.......................................... 1st Lien     B1     B   5.58-7.50  11/08/10     995,000   1,004,950
  Holmes Group, lnc.......................................... 2nd Lien     B3    CCC+ 9.83-9.98   5/06/11     500,000     505,000
  Juno Lighting, Inc......................................... 1st Lien     B1     B+  4.37-6.75  11/21/10   2,213,447   2,245,265
  Juno Lighting, Inc......................................... 2nd Lien     B2     B-  7.44-7.85   5/21/11   1,000,000   1,016,250
  Knoll, Inc................................................. BTL          Ba3   BB-     5.34     9/30/11   1,383,529   1,399,527
  Maax Corp.@................................................ BTL-B        B1     B   4.79-7.00   6/04/11   1,194,000   1,205,940
  Simmons Co................................................. Tranche C    B2     B+  3.88-6.75  12/19/11     979,259     992,724
                                                                                                                      -----------
                                                                                                                       10,964,552
                                                                                                                      -----------
Hotels, Motels, Inns, and Gaming -- 3.15%
  Boyd Gaming Corp........................................... BTL-B        Ba2    BB  3.92-4.53   6/30/11     663,333     673,035
  CNL Hospitality Partners, LP............................... BTL          Ba3    NR     5.33    10/13/06   1,000,000   1,016,250
  Penn National Gaming....................................... BTL-D        Ba3   BB-  4.92-5.06   9/01/07     371,884     373,557
  Venetian Casino Resorts, LLC............................... Delay Draw   B1     NR     4.90     6/15/11   3,238,636   3,298,687
  Wyndham International, Inc................................. Revolver     B1     B-  8.13-8.65   4/01/06     491,544     489,762
  Wyndham International, Inc................................. BTL-1        B1     NR     7.13     6/30/06   1,393,552   1,402,698
                                                                                                                      -----------
                                                                                                                        7,253,989
                                                                                                                      -----------
Leisure, Amusement, Entertainment -- 3.57%
  Affinity Group, Inc........................................ BTL-B1       Ba2    B+  5.47-5.53   6/24/09     344,541     348,417
  Affinity Group, Inc........................................ BTL-B2       Ba2    B+     5.47     6/24/09     861,352     871,042
  Metro-Goldwyn-Mayer Studios, Inc........................... BTL-B        Ba3    B+     5.06     4/30/11   1,995,000   2,003,479
  Regal Cinemas, Inc......................................... BTL          Ba3   BB-     4.56    11/10/10   1,443,523   1,459,222
  Warner Music Group......................................... BTL-B        B1     B+  4.97-5.38   2/28/11   3,473,750   3,524,408
                                                                                                                      -----------
                                                                                                                        8,206,568
                                                                                                                      -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2004 -- (continued)

                                                              Ratings/(1)/
                                                              ------------
                                                                           Interest  Maturity  Principal    Value
               Industry Description                   Type    Moody's S&P    Rate    Date/(2)/  Amount     (Note 2)
---------------------------------------------------------------------------------------------------------------------
Mining, Steel, Iron and Nonprecious Metals -- 0.41%
  Headwaters, Inc.................................. 1st Lien    B1     B+    5.33%    4/30/11  $  921,875 $   934,935
                                                                                                          -----------
Oil and Gas -- 1.31%
  ATP Oil & Gas Corp............................... 1st Lien    NR     NR  8.23-8.55  3/29/09     992,502   1,012,352
  Tesoro Petroleum Corp............................ FATL       Ba2    BBB- 7.90-7.99  4/15/08     485,000     500,035
  Williams Production RMT Co.@..................... BTL-C       B1     BB    4.99     5/30/08   1,477,575   1,502,202
                                                                                                          -----------
                                                                                                            3,014,589
                                                                                                          -----------
Personal and Nondurable Consumer Products -- 2.05%
  American Safety Razor Co......................... Tranche B   B2     B   5.38-5.85  4/29/11     657,897     661,187
  American Safety Razor Co......................... Tranche C   B3    CCC+   9.11    10/29/11     300,000     304,500
  Church & Dwight Co., Inc......................... Tranche B  Ba2     BB    4.17     5/30/11   1,134,197   1,148,730
  Sealy Mattress Co................................ BTL-C       B2     B+  4.45-4.65  4/06/12   1,573,661   1,597,266
  United Industries Corp........................... BTL         B1     B+  4.63-4.92  4/30/11     992,513   1,009,261
                                                                                                          -----------
                                                                                                            4,720,944
                                                                                                          -----------
Personal, Goods and Misc. Services -- 0.36%
  Domino's, Inc.................................... BTL        Ba3     B+    4.31     6/25/10     816,414     827,470
                                                                                                          -----------
Printing and Publishing -- 4.09%
  Dex Media West, LLC.............................. BTL-B      Ba2    BB-  4.10-6.00  3/09/10   1,226,440   1,240,110
  Haights Crossing Operating Co.@.................. BTL         B3     B-    6.78     8/20/08   1,478,775   1,515,744
  Journal Register Co.............................. BTL        Ba2    BB+  3.42-3.76  8/12/12   1,000,000   1,001,875
  Primedia, Inc.................................... BTL         B3     B     6.69    12/31/09   1,592,000   1,607,920
  R.H. Donnelly, Inc............................... BTL-D      Ba3     BB  4.09-4.31  6/30/11   1,529,504   1,546,870
  Transwestern Publishing Co....................... 1st Lien    B1     B+  3.94-6.25  2/25/11     955,053     967,588
  Transwestern Publishing Co....................... BTL         B1     B+    4.56     2/25/11   1,500,000   1,519,688
                                                                                                          -----------
                                                                                                            9,399,795
                                                                                                          -----------
Retail Stores -- 2.96%
  Alimentation Couche-Tard, lnc.................... BTL        Ba2     BB    4.19    12/17/10     607,653     616,388
  American Achievement Corp........................ BTL-B       B1     B+  4.92-6.75  3/25/11     992,500   1,008,628
  Educate Operating Co., LLC....................... BTL         B1     B+    5.06     3/30/11   1,398,243   1,415,721
  General Nutrition Centers, Inc................... Tranche B   B2     B     5.42    12/07/09     990,000     996,188
  Jean Coutu Group, Inc............................ BTL-B       B1     BB    4.44     7/30/11   1,496,250   1,520,564
  Quality Stores (Central Tractor) +@#(6)(7)....... BTL-B      Caa2    D     3.75     9/30/06     856,334          --
  Weight Watchers International, Inc............... BTL-C      Ba1     BB    3.77     3/31/10   1,246,875   1,256,747
                                                                                                          -----------
                                                                                                            6,814,236
                                                                                                          -----------
Telecommunications -- 6.18%
  Centennial Cellular Operating Co., LLC........... BTL-B       B2     B-  4.92-5.38  2/09/11   1,488,750   1,510,151
  Nexstar Broadcasting............................. BTL-D      Ba3     B+    4.31    12/31/10   2,493,743   2,504,653
  Nextel Finance Co................................ BTL-E      Ba1    BB+    4.69    12/15/10   2,695,275   2,700,183
  Ntelos, Inc...................................... BTL-B       NR     B     6.17     7/25/08   1,409,302   1,411,063
  NTL Investment Holding, Ltd...................... BTL-B       B1    BB-    5.20     4/30/12   2,000,000   2,020,000
  Qwest Corp....................................... BTL-A      Ba3     NR    7.39     6/30/07   1,000,000   1,044,167
  Spectrasite Communications, Inc.................. BTL-B      Ba3    BB-    4.03     5/19/12   2,000,000   2,015,416
  Western Wireless Corp............................ BTL-B       B2     B-  5.03-5.42  5/31/11     995,000   1,012,234
                                                                                                          -----------
                                                                                                           14,217,867
                                                                                                          -----------
Textiles and Leather -- 0.66%
  Globe Manufacturing Corp. +@#(7)................. BTL-B       NR     NR    2.75     7/15/06     837,014          --
  Springs Industries, Inc.......................... BTL-B      Ba3    BB+    5.31    12/07/10   1,500,000   1,516,875
                                                                                                          -----------
                                                                                                            1,516,875
                                                                                                          -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2004 -- (continued)

                                                   Ratings/(1)/
                                                   -----------
                                                                 Interest  Maturity    Principal      Value
          Industry Description              Type   Moody's  S&P    Rate    Date/(2)/ Amount/Shares   (Note 2)
----------------------------------------------------------------------------------------------------------------
Utilities -- 3.46%
  AES Corp............................... BTL        Ba3    BB  4.25-4.44%  4/30/08   $ 1,423,571  $  1,447,742
  Allegheny Energy Supply Co............. BTL        B1     B+  5.01-5.16   3/08/11     1,123,370     1,143,871
  Astoria Energy, LLC.................... 1st Lien   Ba3    B+  6.86-7.81   4/16/12     1,000,000     1,023,750
  Calpine Corp.@......................... 2nd Lien   NR     B      7.82    12/31/07     2,468,750     2,257,363
  La Grange Acquisition, LP.............. BTL        Ba2    B+     5.44     1/18/08     1,050,000     1,067,391
  Reliant Energy Resources, Inc.......... BTL-B      B1     B+     4.80     4/30/10     1,000,000     1,013,854
                                                                                                   ------------
                                                                                                      7,953,971
                                                                                                   ------------
  Total Loans (Cost $211,121,675).......................................                            211,076,457
                                                                                                   ------------
COMMON STOCK -- 0.10%
Oil and Gas -- 0.05%
  Shaw Group, Inc.+.....................................................                    6,276       112,026
                                                                                                   ------------
Telecommunications -- 0.05%
  Global Crossing, Ltd.+................................................                      175         3,175
  SAVVIS Communications Corp.+..........................................                   89,386       103,688
                                                                                                   ------------
                                                                                                        106,863
                                                                                                   ------------
  Total Common Stock (Cost $234,870)....................................                                218,889
                                                                                                   ------------
  Total Long-Term Investment Securities (Cost $211,356,545).............                            211,295,346
                                                                                                   ------------
SHORT-TERM INVESTMENT SECURITIES -- 9.79%
Registered Investment Companies -- 9.79%
  SSgA Money Market Fund (Cost $22,516,667).............................               22,516,667    22,516,667
                                                                                                   ------------
TOTAL INVESTMENTS -- 101.67%
  (Cost $233,873,212)(8)................................................                            233,812,013
Liabilities in Excess of Other Assets -- (1.67%)..........................                           (3,844,483)
                                                                                                   ------------
NET ASSETS -- 100.00%.....................................................                         $229,967,530
                                                                                                   ============

--------
BTL  Bank Term Loan
CND TLCanadian Term Loan
FATL Fixed Asset Term Loan
LOC  Line of Credit
NR   Security is not rated.
+    Non-income producing
@ Illiquid security. At December 31, 2004, the aggregate value of these securities was $27,015,438, representing 11.75% of net assets.
#    Fair valued (see Note 2).
(1) Bank loans rated below Baa by Moody's lnvestor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings are unaudited. Ratings provided as of December 31, 2004.
(2) Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The Fund estimates that the maturity of the Loans held in its portfolio will be approximately 63 months.
(3) The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)  Loan was purchased through a participation agreement.
(6)  Company has filed Chapter 11 bankruptcy.
(7)  Loan is in default of interest payment.
(8)  See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2004

Note 1. Organization of the Fund

   The SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), is a non-diversified closed-end, investment management company. The Fund is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended. The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in senior secured floating rate loans.

   The Fund may offer four classes of shares. Class B shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge which declines from 3% in the first year after purchase to zero after the fourth year. Class C shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge of 1% in the first year after purchase. Class D shares are sold and repurchased at net asset value, and were issued to shareholders of the CypressTree Senior Floating Rate Fund upon its merger into the Fund on May 11, 2001. Class D shares are sold only to investors participating in a fee-based investment advisory program (wrap program) or agency commission program, or to current Class D shareholders. Class A shares are not currently offered, and are available only upon the conversion of Class B and C shares after being held by the shareholders for eight and ten years, respectively. The share classes differ in their respective distribution and service fees. All classes have equal rights to assets and voting privileges.

   Indemnifications: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree in the subadviser's opinion will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree in the subadviser's opinion will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until next interest rate reset and maturity. Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2004 -- (continued)

   valued as determined pursuant to procedures adopted in good faith by the Board of Directors (the "Directors"). Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

   The senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   Repurchase Agreements: The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least 102% of the resale price, and the Fund will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price. At December 31, 2004, the Fund did not enter into any repurchase agreements.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $307,440 for the period ended December 31, 2004, are amortized as income over the stated life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $380,528 for the period ended December 31, 2004, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class). Interest earned on cash balances held at the custodian are shown as custody credits on the statement of operations.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected. The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

   Statement of Cash Flows: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account, and does not include any short-term investments at December 31, 2004.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2004 -- (continued)


Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in four different classes. Transactions in capital shares of each class were as follows:

                                   For the period
                                  April 28, 2004**-
                                  December 31, 2004
                             -------------------------
                                Shares        Amount
Class A                      ----------   ------------
Shares sold.................     23,650*  $    222,806*
Reinvested distributions....        391          3,681
Shares repurchased..........       (202)        (1,902)
                             ----------   ------------
   Net increase (decrease)..     23,839   $    224,585
                             ==========   ============

                                       For the                    For the
                                     year ended                 year ended
                                  December 31, 2004          December 31, 2003
                             -------------------------   ------------------------
                                Shares        Amount       Shares       Amount
Class B                      ----------   ------------   ----------  ------------
Shares sold.................    649,863   $  6,108,232      302,522  $  2,767,847
Reinvested distributions....     60,214        566,344       85,439       772,401
Shares repurchased..........   (633,762)*   (5,961,214)* (1,171,973)  (10,584,805)
                             ----------   ------------   ----------  ------------
   Net increase (decrease)..     76,315   $    713,362     (784,012) $ (7,044,557)
                             ==========   ============   ==========  ============

                                       For the                    For the
                                     year ended                 year ended
                                  December 31, 2004          December 31, 2003
                             -------------------------   ------------------------
                                Shares        Amount       Shares       Amount
Class C                      ----------   ------------   ----------  ------------
Shares sold................. 11,042,355   $103,837,676    4,140,154  $ 38,020,342
Reinvested distributions....    300,723      2,828,393      276,003     2,497,941
Shares repurchased.......... (3,917,703)   (36,835,107)  (3,097,227)  (27,885,351)
                             ----------   ------------   ----------  ------------
   Net increase (decrease)..  7,425,375   $ 69,830,962    1,318,930  $ 12,632,932
                             ==========   ============   ==========  ============

                                       For the                    For the
                                     year ended                 year ended
                                  December 31, 2004          December 31, 2003
                             -------------------------   ------------------------
                                Shares        Amount       Shares       Amount
Class D                      ----------   ------------   ----------  ------------
Shares sold.................  1,986,376   $ 18,679,110      182,414  $  1,684,560
Reinvested distributions....     59,527        559,853       54,475       492,983
Shares repurchased..........   (544,090)    (5,117,136)    (515,575)   (4,658,230)
                             ----------   ------------   ----------  ------------
   Net increase (decrease)..  1,501,813   $ 14,121,827     (278,686) $ (2,480,687)
                             ==========   ============   ==========  ============

--------
 * Includes automatic conversion of 13,025 shares of Class B shares in the amount of $122,726 to 13,025 shares of Class A shares in the amount of $122,726.
** Inception date of class.

   In order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund will make monthly offers to repurchase a percentage (usually 10%) of outstanding shares at net asset value. Shareholders are sent a Notification of Repurchase Offer seven to fourteen days before each monthly repurchase offer. During the period ended December 31, 2004, the Fund made twelve Repurchase Offers, and redeemed the amounts shown in the table below. In no case was a monthly Repurchase Offer oversubscribed.

          Amount Tendered                  Amount Tendered
         ------------------ -             ------------------
         Shares    Amount                 Shares    Amount
         ------- ---------- -             ------- ----------
January. 267,200 $2,511,843     July..... 319,980 $3,014,260
February 371,990  3,493,081     August... 735,985  6,910,581
March... 327,789  3,077,932     September 669,183  6,283,631
April... 262,610  2,476,436     October.. 402,791  3,786,141
May..... 244,062  2,297,155     November. 331,103  3,115,673
June.... 455,190  4,287,520     December. 707,874  6,661,106

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2004 -- (continued)


Note 4. Purchases And Sales Of Securities

   During the period ended December 31, 2004, the Fund's cost of purchases of Loans and proceeds from Loan sales were $236,656,917 and $41,929,953, respectively.

Note 5. Investment Advisory Agreement And Other Transactions With Affiliates

   The Fund currently maintains an Investment Advisory Agreement with SAAMCo, who is responsible for managing the corporate and business affairs of the Fund, and selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SAAMCo a monthly advisory fee at the following annual rates, based on the average daily net assets of the Fund:
   0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% thereafter. For the period ended December 31, 2004, SAAMCo received advisory fees in the amount of $1,663,171.

   Stanfield Capital Partners, LLC ("Stanfield") acts as sub-adviser to the Fund pursuant to a Subadvisory Agreement with SAAMCo. Under the Subadvisory Agreement, Stanfield manages the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, Stanfield is entitled to receive from SAAMCo an annual fee paid monthly equal to the following percentage of average daily net assets: 0.25% for the first $1 billion of average daily net assets; 0.20% for average daily net assets of more than $1 billion. Stanfield received $489,192 as compensation for its services. The fee paid to the subadviser is paid by SAAMCo.

   SAAMCo also serves as the Fund's Administrator under an Administration Agreement and is responsible for managing the Fund's business affairs, subject to supervision by the Fund's Board of Directors. For its services, SAAMCo receives an annual fee equal to 0.40% of average daily net assets of the Fund. For the period ended December 31, 2004 SAAMCo received administrator fees in the amount of $781,306.

   The Fund has adopted Distribution Plans ("Plans") applicable to Class A, Class B and C shares to use the assets attributable to that class of shares of the Fund to finance certain activities relating to the distribution of shares to investors. The Plans are compensation plans providing for the payment to AIG SunAmerica Capital Services, Inc. ("SACS"), of a fixed percentage of 0.50% of average net assets to finance distribution expenses for Class B and Class C, and 0.25% of average net assets to finance service fees for Class A, Class B and Class C. For the period ended December 31, 2004 SACS received distribution fees and early withdrawal charges on redemptions in the amount of $1,314,409 and $104,047, respectively. For the period ended December 31, 2004 SACS voluntarily waived fees for the following classes: Class A $94, Class B $67,668, Class C $370,650.

   Pursuant to the Investment Advisory Agreement, the Adviser voluntarily waived the advisory fee and reimbursed expenses in order to maintain an expense ratio on the Fund that did not exceed a certain voluntary rate. The rates are 1.45% for Class A, 1.75% for Class B and Class C, and 1.25% for Class D. For the period ended December 31, 2004, the Adviser waived fees and reimbursed expenses for the following classes: Class A $10,551, Class B $104,179, Class C $509,341, and Class D $74,451.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2004 -- (continued)


Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from retirement pension expense, dividends payable and treatment of defaulted securities.

         Distributable Earnings                      Tax Distributions
---------------------------------------- -------------------------------------------------------------------------
  For the year ended December 31, 2004   For the year ended December 31, 2004 For the year ended December 31, 2003
---------------------------------------- ------------------------------------ ------------------------------------
         Long-term Gains/   Unrealized                      Long-term                            Long-term
Ordinary   Capital Loss    Appreciation   Ordinary           Capital           Ordinary           Capital
 Income     Carryover     (Depreciation)   Income             Gains             Income             Gains
-------- ---------------- --------------     ----------     ---------             ----------     ---------
  $ --    $(27,711,461)     $(61,545)    $6,107,401           $ --            $5,563,653           $ --

   Capital Loss Carryforwards. At December 31, 2004 capital loss carryforwards available to offset future recognized gains were $27,711,461, with $9,669 expiring in 2005, $334,309 expiring in 2007, $1,179,134 expiring in 2008,
   $9,997,029 expiring in 2009, $7,736,363 expiring in 2010, $4,956,144 expiring in 2011, and $3,498,813 expiring in 2012.

   Unrealized appreciation and depreciation in the value of investments at December 31, 2004 for federal income tax purposes were as follows:

   Gross unrealized appreciation............................... $ 2,472,828
   Gross unrealized depreciation...............................  (2,534,373)
                                                                -----------
   Net unrealized depreciation................................. $   (61,545)
                                                                ===========

Note 7. Director Retirement Plan

   The Directors of the SunAmerica Senior Floating Rate Fund, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan ("Retirement Plan") for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the AIG SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before age 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may elect to receive any benefits payable under the Retirement Plan, at his or her election either in one lump sum or in up to fifteen annual installments. Any undistributed amounts continue to accrue interest at 8.50% per year. As of December 31, 2004, the Fund had accrued $7,517 for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Assets and Liabilities and for the period ended December 31, 2004, expensed $3,916 for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

Note 8. Line of Credit

   The Fund currently has an agreement with State Street Bank & Trust Company that provides a $20,000,000 committed unsecured Line of Credit to the Fund which will be used for cash overdraft protection. Interest is currently payable at the Federal Funds rate plus 50 basis points. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the line of credit which is included in interest expense on the Statement of Operations. During the period ended December 31, 2004, the Fund had borrowings outstanding for 3 days under the line of credit and incurred $109 in interest charges related to these borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $837,565 at a weighted average interest of 1.56%. At December 31, 2004, there were no borrowings outstanding.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2004 -- (continued)


Note 9. Interfund Leading Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Fund is permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended December 31, 2004, the Fund did not participate in this program.

Note 10. Senior Loan Participation Commitments

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 11. Unfunded Loan Commitments

   On December 31, 2004, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

                                                                Maturity
Name                                              Type            Date     Amount
----                                     ---------------------- -------- ----------
Boise Cascade Corp...................... Revolver               06/30/05 $2,500,000
Constar International, Inc.............. Revolver               11/20/07    833,333
United States Shipping, LLC............. Delayed Draw Term Loan 03/30/10    346,154
Venetian Casino Resorts, LLC............ Delayed Draw Term Loan 06/15/11    511,364
Venetian Casino Resorts, LLC............ Term Loan              08/20/09  1,250,000
Warner Music Group...................... Revolver               02/28/11    500,000
Wyndham International, Inc.............. Revolver               04/01/06    357,962

Note 12. Subsequent Events

   Effective December 31, 2004, Stanfield Capital Partners, LLC is no longer the sub-adviser for the Fund. On December 20, 2004, effective January 1, 2005, the Fund's Board of Directors approved an interim sub-advisory agreement between AIG SunAmerica Asset Management Corp. (SAAMCo) and American International Group Global Investment Corp. ("AIGGIC"). AIGGIC is an indirect "wholly-owned" subsidiary of AIG and an affiliate of SAAMCO. On January 12, 2005, the Board of Directors approved a new sub-advisory agreement between SAAMCo and AIGGIC subject to approval by the shareholders of the Fund at a special meeting of shareholders to be held on March 31, 2005.

        SunAmerica Senior Floating Rate Fund, Inc.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of the SunAmerica Senior Floating Rate Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") at December 31, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and selling or agent banks, provide a reasonable basis for our opinion. The financial statements of the Fund for the year ended December 31, 2000 were audited by other independent accountants whose report dated February 23, 2001 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Houston, Texas
February 22, 2005

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2004 -- (unaudited)

The following table contains basic information regarding the Directors and Officers that oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                             Number of
                         Position Held    Term of                                             Funds in
         Name,               With        Office and                                         Fund Complex
      Address and         SunAmerica     Length of            Principal Occupations         Overseen by
     Date of Birth*         Complex    Time Served(4)          During Past 5 Years          Director(1)
----------------------   ------------- -------------- ------------------------------------- ------------
Dr. Judith L. Craven       Director       2000-       Retired.                                  76
DOB: October 6, 1945                      present






William F. Devin           Director       1998-       Retired.                                  76
DOB: December 30, 1938                    present


Samuel M. Eisenstat        Director       2001-       Attorney, solo practitioner.              46
DOB: March 7, 1940                        present

Stephen J. Gutman          Director       2001-       President and Member of Managing          46
DOB: May 10, 1943                         present     Directors, Beau Brummell-Soho, LLC
                                                      (licensing of menswear specialty
                                                      retailing and other activities) (June
                                                      1988 to present).

Peter A. Harbeck(3)        Director       2001-       President, CEO and Director, AIG          85
DOB: January 23, 1954                     present     SunAmerica Asset Management
                                                      Corp. ("SAAMCo") (August 1995 to
                                                      present); Director, AIG SunAmerica
                                                      Capital Services, Inc. ("SACS")
                                                      (August 1993 to present).

William J. Shea(5)         Director       2004-       President and CEO, Conseco, Inc.          46
DOB: February 9, 1948                     present     (Financial Services) (2001 to 2004);
                                                      Chairman of the Board of Centennial
                                                      Technologies, Inc. (1998 to 2001);
                                                      Vice Chairman, Bank Boston
                                                      Corporation (1993 to 1998).

Vincent M. Marra           President      2004-       Senior Vice President and Chief           N/A
DOB: May 28, 1950                         present     Operating Officer, SAAMCo
                                                      (February 2003 to Present); Chief
                                                      Administrative Officer and Chief
                                                      Financial Officer, Carret & Co., LLC
                                                      (June 2002 to February 2003);
                                                      President, Bowne Digital Solutions
                                                      (1999 to May 2002).

Donna M. Handel            Treasurer      2002-       Assistant Treasurer (2001 to 2002);       N/A
DOB: June 25, 1966                        present     Senior Vice President, SAAMCo
                                                      (December 2004-Present);
                                                      Vice President, SAAMCo (August
                                                      1997 to December 2004).


         Name,
      Address and                Other Directorships
     Date of Birth*              Held by Director(2)
----------------------   -----------------------------------
Dr. Judith L. Craven     Director, A.G. Belo Corporation
DOB: October 6, 1945     (1992 to present); Director, Sysco
                         Corporation
                         (1996 to present); Director, Luby's
                         Inc. (1998 to present); Director,
                         University of Texas Board of
                         Regents (2001-Present).

William F. Devin         Member of the Board of Governors,
DOB: December 30, 1938   Boston Stock Exchange (1985-
                         Present).

Samuel M. Eisenstat      Director of North European Oil
DOB: March 7, 1940       Royalty Trust.

Stephen J. Gutman        None
DOB: May 10, 1943




Peter A. Harbeck(3)      None
DOB: January 23, 1954





William J. Shea(5)       None
DOB: February 9, 1948





Vincent M. Marra         N/A
DOB: May 28, 1950







Donna M. Handel          N/A
DOB: June 25, 1966



--------
* The business address for each Director and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The
    "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund),
    SunAmerica Series Trust (32 portfolios), AIG Series Trust (4 funds), VALIC Company I (24 portfolios), VALIC Company II (15 funds) and Seasons Series Trust (24 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Director, as defined in the Investment Company Act of 1940, because he is an officer and director of the adviser and a director of the principal underwriter of the Fund.
(4) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement plan discussed in Note 7 of the financial statements.
(5) Effective on November 30, 2004, William J. Shea began serving as a Director.

  Additional information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Senior Floating Rate Fund

If you would like additional information:

   [_] Call FastFacts -- our 24-hour, automated account and fund information hotline at 800-654-4760.

   [_] Visit www.sunamericafunds.com for more up-to-date information.

                             Thank you for your continued support.
                             AIG SunAmerica Mutual Funds

[LOGO] AIG Sun America
Mutual Funds

            AIG SunAmerica Asset Management Corp.
            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors                  Investment Adviser                       DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven                                               PORTFOLIO HOLDINGS
 William F. Devin             AIG SunAmerica Asset Management Corp. The Fund is required to
 Samuel M. Eisenstat        Harborside Financial                    file its com-plete
 Stephen J. Gutman            Center                                schedule of portfolio
 Peter A. Harbeck           3200 Plaza 5                            holdings with the
 William J. Shea            Jersey City, NJ                         Securities and Exchange
                              07311-4992                            Commission for its first
Officers                                                            and third fiscal quarters
 Vincent M. Marra,         Distributor                              on Form N-Q for fiscal
   President                AIG SunAmerica Capital                  quar-ters ending after
 Donna M. Handel,             Services, Inc.                        July 9, 2004. Once filed,
   Treasurer                Harborside Financial                    the Fund's Form N-Q will
 Thomas Lynch, Assistant      Center                                be available without
   Secretary                3200 Plaza 5                            charge on the Secu-rities
 J. Steven Neamtz, Vice     Jersey City, NJ                         and Exchange Commission's
   President                  07311-4992                            website at www.sec.gov.
 Gregory R. Kingston,                                               You can also obtain
   Vice President and      Shareholder Servicing                    copies of Form N-Q by (i)
   Assistant Treasurer     Agent                                    visit-ing the Securities
 Cynthia A. Gibbons, Vice   AIG SunAmerica Fund                     and Exchange
   President and Chief        Services, Inc.                        Com-mission's Public
   Compliance Officer       Harborside Financial                    Reference Room in
 Kathryn A. Pearce,           Center                                Washington DC
   Assistant Treasurer      3200 Plaza 5                            (information on the
                            Jersey City, NJ                         operation of the Public
                              07311-4992                            Reference Room may be
                                                                    obtained by calling
                           Custodian and Transfer                   1-800-SEC-0330); (ii)
                           Agent                                    sending your re-quest and
                            State Street Bank and                   a duplicating fee to the
                              Trust Company                         Securities and Exchange
                            P.O. Box 219373                         Commission's Public
                            Kansas City, MO 64141                   Reference Room,
                                                                    Washington, DC 20549-0102
                           VOTING PROXIES ON FUND                   or (iii) sending your
                           PORTFOLIO SECURITIES                     request electronically to
                           A description of the                     publicinfo.sec.gov.
                           policies and proce-dures
                           that the Fund uses to                    PROXY VOTING RECORD ON
                           determine how to vote                    FUND PORTFOLIO SECURITIES
                           proxies relating to                      Information regarding how
                           secu-rities held in the                  the Fund voted proxies
                           Fund's portfolio which is                related to securities
                           available in the Fund's                  held in the Fund's
                           State-ment of Additional                 portfolio during the
                           Information, may be                      twelve month period ended
                           obtained without charge                  June 30, 2004 is
                           upon re-quest, by calling                available (i) without
                           (800) 858-8850. This                     charge, upon request, by
                           information is also                      calling (800) 858-8850 or
                           available from the EDGAR                 (ii) on the Securities
                           database on the                          and Ex-change
                           Securities and Exchange                  Commission's website at
                           Commission's website at                  http://www.sec.gov.
                           http://www.sec.gov.
                                                                    This report is submitted
                                                                    solely for the general
                                                                    information of
                                                                    shareholders of the Fund.
                                                                    Distribution of this
                                                                    report to persons other
                                                                    than shareholders of the
                                                                    Fund is authorized only
                                                                    in connection with a
                                                                    currently effective
                                                                    prospectus, setting forth
                                                                    details of the Fund which
                                                                    must precede or accompany
                                                                    this report.

                                                    [LOGO] AIG Sun America
                                                               Mutual Funds

Distributed by:
AIG SunAmerica Capital Services, Inc.

SFANN-12/04

Item 2. Code of Ethics.

The SunAmerica Senior Floating Rate Fund, Inc. ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. Effective December 2, 2004, the Code of Ethics has been amended to reflect Vincent M. Marra as President, replacing Robert M. Zakem.

Item 3. Audit Committee Financial Expert.

Currently, the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b)of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the registrant's financial statements, supervise the registrant's preparation of its financial statements, and oversee the work of the registrant's independent auditors.

Item 4. Principal Accountant Fees and Services.

(a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                            2003           2004
                                            ----           ----
     Audit Fees ...................       $58,592        $65,637
     Audit-Related Fees ...........       $26,095        $22,138
     Tax Fees .....................       $ 8,705        $ 8,650
     All Other Fees ...............       $     0        $     0

Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)

     (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

     (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the Registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2004 and 2003 were $1,817,631 and $636,504, respectively.

(h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Schedule of Investments.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      PROXY VOTING POLICIES AND PROCEDURES

          Proxy Voting Responsibility. The Corporation have adopted policies and procedures for the voting of proxies relating to portfolio securities. The policies and procedures were drafted according to recommendations by a proxy voting committee composed of senior management of the Corporation and the Corporation's investment adviser. The policies and procedures enable the Corporation to vote proxies in a manner consistent with the best interests of the Corporation's shareholders.

          The Corporation has retained a proxy voting service, the Investor Responsibility Research Center (the "IRRC"), to effect votes on behalf of the Corporation according to the Corporation's policies and procedures, and to assist the Corporation with recordkeeping of proxy votes.

          Except as otherwise described below regarding case-by-case voting matters and when conflicts of interest arises, neither SunAmerica nor any subadviser has discretion concerning proxy voting decisions.

          Company Management Recommendations. When determining whether to invest in the securities of a particular company, one of the key factors the portfolio manager considers is the quality and depth of the company's management. In holding portfolio securities, the Corporation is seeking to maximize the investment value for shareholders, but not necessarily exercise control over the issuers of portfolio securities or otherwise advance a particular social agenda. The Corporation's policies and procedures therefore provide that the Corporation will generally vote in support of management recommendations on most corporate matters. When a Corporation's portfolio manager is dissatisfied with a company's management, the Corporation typically will sell the holding.

          Case-By-Case Voting Matters. The policies and procedures identify certain voting matters that will be decided on a case-by-case basis. In these circumstances, the Corporation may request guidance or a recommendation from the proxy voting committee, the portfolio manager or other appropriate personnel of SunAmerica and/or the subadviser of a Portfolio. In these instances, such person(s) will recommend the vote that will maximize value for and is in the best interests of the Corporation's shareholders.

          Examples of the Corporation's Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Corporation's voting positions on specific matters:

     .    Vote with management recommendations on most corporate matters;

     . Vote with management recommendations on proposals to increase or decrease authorized common stock;

     . Vote against the authorization of preferred stock if the Corporation's board has unlimited rights to set the terms and conditions of the shares;

     . Vote for a management proposal to decrease authorized preferred stock or cancel a class or series of preferred stock;

     . Vote on a case-by-case basis regarding finance, merger and acquisition matters;

     .    Vote against most shareholder proposals;

     . Abstain from voting on social responsibility or environmental matters, unless the fund's objective is directly related to the social or environmental matter in question;/1/

     . Not vote proxies for index funds/portfolios and passively managed funds/portfolios;/2/ and

     . May vote in favor of or against proposals relating to stock option plans and other management compensation issues depending on the details of the plan.

          Conflicts of Interest. Senior management of the Corporation and SunAmerica, including members of the proxy voting committee and legal and compliance personnel, and/or a subadviser, will resolve conflicts of interest presented by a proxy vote. In practice, application of the Corporation's proxy voting policies and procedures will in most instances adequately address any possible conflicts of interest, as the policies and procedures were pre-determined by the proxy voting committee, and votes are effected according to the policies and procedures by the IRRC, an independent third party. Also, the proxy voting committee consists of members who are not involved in marketing or other business units that may be likely to present conflicts.

          However, if a situation arises where a vote presents a conflict between the interests of the Corporation's shareholders and the interests of SunAmerica, the Corporation's principal underwriter, or one of SunAmerica's or the underwriter's affiliates, and the conflict is known to the Corporation, senior management of the Corporation and SunAmerica, including the proxy voting committee, will be consulted. Any Individual with a known conflict may be required by the proxy voting committee to recuse himself or herself from being involved in the proxy voting decision. Senior management, including the proxy voting committee, will evaluate the situation and ensure that the Corporation selects the vote that is in the best interests of the Corporation's shareholders.

          Proxy Voting Records. The IRRC will maintain records of voting decisions for each vote cast on behalf of the Corporation. Pursuant to SEC requirements, beginning in August of 2004, on an annual basis the Corporation will make available on its website its proxy voting record for the one-year period ending on June 30th. The proxy voting record will also be available on the SEC's website at http://www.sec.gov.

----------

/1/ In these circumstances, the fund will consider the effect that the vote's outcome may have on the issuing company and the value of its securities as part of the fund's overall investment evaluation of whether to retain or sell the company's securities. The fund will either retain or sell the securities according to the best interests of the fund's shareholders.

/2/ The Board of Directors has determined that the costs of voting proxies for index and passively managed funds will generally outweigh any benefits that may be achieved by voting such proxies because the outcome will not directly affect whether the fund retains a particular security. That is, the fund will retain or sell a particular security based on objective, rather than subjective, criteria. For example, in the case of an index fund, the fund will make a determination to retain or sell a security based on whether the index retains or deletes the security.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) As of March 10, 2005, the SunAmerica Senior Floating Rate Fund's investments were managed by AIG Global Investment Company. The portfolio managers for the Fund, who are jointly responsible for the day-to-day investment management of the portfolio are Steven Oh, John Lapham and Thomas Brandt.

     Steven Oh, CFA, joined AIG Global Investment Company in 2002 and is a managing director and co-portfolio manager for the Leveraged Loan Group. Prior to joining AIG Global Investment Group, Mr. Oh served as a portfolio manager at Citadel Investments and Koch Capital and was a Vice President in high yield and distressed debt trading at BancAmerica Securities.

     John Lapham, CFA, joined AIG Global Investment Company with the acquisition of SunAmerica in 1999, he is a co-portfolio manager for the Leveraged Loan Group. Mr. Lapham joined SunAmerica in 1995 and was managing director in the Corporate Finance group.

     Thomas Brandt joined AIG Global Investment Company in 2000 as a trader and is responsible for co-managing the portfolio. Specifically, Mr. Brandt is responsible for the purchase and sale of bank debt. Prior to joining AIG Global Investment Group, Mr. Brandt was a Managing Director at BNP Paribas' Media and Telecom Finance Department, where he was responsible for a $2.8 billion media and telecom loan portfolio.

Other Accounts Managed by Portfolio Managers

     The following table indicates the type, name, and total assets of other accounts of which the Portfolio Manager has day-to-day responsibilities as of January 31, 2005. These accounts include, Registered Investment Companies ("RIC"), Other Pooled Investments ("OPI") (hedge funds, private institutional accounts, etc.), and Other Accounts ("OA").

---------------------------- -------------------------- -------------------------- --------------------------
Name of Portfolio Manager    Type of Account            Name/Number of Account(s)  Total Assets Managed in
                                                                                   Accounts
---------------------------- -------------------------- -------------------------- --------------------------
John Lapham and              OPI                        1                          $1.1 billion
Steven Oh                    -------------------------- -------------------------- --------------------------
as Co-Managers               OA                         5                          $2.95 billion
---------------------------- -------------------------- -------------------------- --------------------------
Thomas Brandt                None                       None                       None
---------------------------- -------------------------- -------------------------- --------------------------

Conflicts of Interest

     AIG Global Investment Corp. ("AIGGIC") aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC's Code of Ethics. Furthermore, AIGGIC's management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager's accounts.

Fund Ownership

     The following table indicates the number of shares/units of the fund beneficially owned by the Portfolio Manager and the value of those shares as of January 31, 2005.

------------------------------------- ----------------------------------- -----------------------------------
Name of Portfolio Manager             Number of Shares/Units of the       Approximate value of Shares/Units
                                      Fund Beneficially Owned             owned (as of Fund's Fiscal Year
                                                                          End)
------------------------------------- ----------------------------------- -----------------------------------
John Lapham                           None                                None
------------------------------------- ----------------------------------- -----------------------------------
Steven Oh                             None                                None
------------------------------------- ----------------------------------- -----------------------------------
Thomas Brandt                         None                                None
------------------------------------- ----------------------------------- -----------------------------------

Portfolio Manager Compensation

     The portfolio managers' compensation has both a salary and a bonus component. The compensation structure described below is utilized for both the Registered Investment Companies and all other accounts aforementioned. The salary component is a fixed annual salary paid to all AIGGIC portfolio managers. The bonus component is computed as follows: 60% is measured largely by the performance in managing the Portfolio Manager's funds, 20% of the bonus is determined by the overall profitability of AIGGIC; and the final twenty percent (20%) is determined on a discretionary basis. Determination of the performance portion of the compensation includes such factors as portfolio returns relative to benchmark indices, default losses, impaired sales and other criteria. Any long-term compensation, including stock options, is not performance based, but instead is based on certain vesting dates.

(b)  Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

          (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
              Exhibit 99.CERT.

          (3)  Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ Vincent M. Marra
    --------------------
Vincent M. Marra
President
Date: March 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Vincent M. Marra
    --------------------
Vincent M. Marra
President

Date: March 11, 2005


By: /s/ Donna M. Handel
    -------------------
Donna M. Handel
Treasurer

Date: March 11, 2005